UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

FORM N-Q

MARCH 31, 2015

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 85.9%
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.4%
Europcar Groupe SA, Secured Subordinated Notes	11.500%	5/15/17	782,000	EUR	$949,909	(a)
Europcar Groupe SA, Senior Notes	11.500%	5/15/17	455,000	EUR	552,696	(b)
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	260,000	EUR	293,893	(b)

Total Auto Components					1,796,498

Automobiles - 0.6%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	200,000		222,822
General Motors Co., Senior Notes	5.200%	4/1/45	1,150,000		1,253,050
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	860,000		914,473

Total Automobiles					2,390,345

Distributors - 0.2%
LKQ Corp., Senior Notes	4.750%	5/15/23	600,000		591,000

Diversified Consumer Services - 0.7%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	160,054	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	380,000	GBP	627,226
EC Finance PLC, Senior Secured Notes	5.125%	7/15/21	920,000	EUR	1,047,140	(b)
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Senior Secured Notes	9.750%	4/1/21	300,000		333,000
Service Corp. International, Senior Notes	7.500%	4/1/27	695,000		816,625

Total Diversified Consumer Services					2,984,045

Hotels, Restaurants & Leisure - 4.8%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	1,460,000		1,518,400	(b)
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	570,000		487,350	(b)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	300,073		307,575	(b)(c)(d)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,776,215		1,531,453	(b)(c)(d)(e)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	990,000		1,058,062
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	700,000		694,750
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	302,000		302,755	(b)
Cleopatra Finance Ltd., Senior Secured Notes	6.500%	2/15/25	1,080,000		1,044,900	(b)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	1,080,000		958,500	(b)
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	1,000,000	GBP	1,565,046	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	570,000		604,200	(b)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	1,350,000		1,427,625
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	430,000		448,275	(b)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,300,000		1,400,750	(b)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	882,000	GBP	1,244,788	(f)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	1,660,000		1,560,400	(b)
MGM Resorts International, Senior Notes	6.625%	12/15/21	520,000		558,025
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	320,000		337,600	(b)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	2,670,000		2,750,100	(b)

Total Hotels, Restaurants & Leisure					19,800,554

Household Durables - 1.3%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,270,000		1,355,725	(b)(e)
Standard Pacific Corp., Senior Notes	5.875%	11/15/24	300,000		309,750
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,150,000		1,250,625
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	620,000		642,475
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,890,000		1,819,125	(b)

Total Household Durables					5,377,700

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 5.0%
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	70,000		$74,025
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,820,000		2,038,400
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,370,000		1,375,138
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	720,000		724,500	(b)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	1,360,000		1,161,100
Lynx II Corp., Senior Notes	7.000%	4/15/23	690,000	GBP	1,118,224	(b)
MDC Partners Inc., Senior Notes	6.750%	4/1/20	1,140,000		1,205,550	(b)
MediaNews Group Inc.	12.000%	12/31/18	700,000		700,000	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	2,326,566		2,337,617	(b)(e)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	1,220,000		1,236,775	(b)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	500,000		506,875	(b)
Ottawa Holdings Pte Ltd., Senior Secured Notes	5.875%	5/16/18	1,650,000		1,377,750	(a)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	137,000	EUR	177,139	(b)(e)
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	475,000	EUR	571,905	(b)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	270,000		289,575	(b)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,390,000		1,487,300	(b)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	990,000	GBP	1,584,216	(b)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	1,690,000		1,758,107	(b)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	1,000,000		952,500	(b)

Total Media					20,676,696

Multiline Retail - 0.1%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	500,000		532,500	(b)(e)

Specialty Retail - 1.6%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	360,000	GBP	594,102	(b)
AA Bond Co., Ltd., Secured Notes	5.500%	7/31/22	420,000	GBP	630,442	(b)
CST Brands Inc., Senior Notes	5.000%	5/1/23	340,000		348,500
Dufry Finance SCA, Senior Notes	5.500%	10/15/20	1,330,000		1,391,941	(b)
GameStop Corp., Senior Notes	5.500%	10/1/19	980,000		1,016,750	(b)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	2,400,000		1,764,000	(b)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	990,000		1,006,087	(b)(e)

Total Specialty Retail					6,751,822

Textiles, Apparel & Luxury Goods - 0.2%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	740,000		599,400	(b)

TOTAL CONSUMER DISCRETIONARY					61,500,560

CONSUMER STAPLES - 4.8%
Beverages - 1.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	910,000		896,350	(b)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,070,000		1,103,438
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,710,000		1,812,600
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,110,000		1,309,800	(b)

Total Beverages					5,122,188

Food & Staples Retailing - 0.5%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,280,000		1,220,800	(b)
Family Tree Escrow LLC, Senior Notes	5.750%	3/1/23	930,000		983,475	(b)

Total Food & Staples Retailing					2,204,275

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - 2.7%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	899,000	GBP	$1,235,225	(a)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	320,000	GBP	442,053	(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	750,000		763,125	(b)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	1,450,000		1,482,625	(b)
Labeyrie Fine Foods SAS, Senior Secured Bonds	5.625%	3/15/21	490,000	EUR	561,778	(b)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	1,050,000		895,125	(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	1,310,000		1,251,050	(b)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,340,000		1,373,500	(b)
R&R Ice Cream PLC, Senior Secured Notes	4.750%	5/15/20	160,000	EUR	177,631	(b)
R&R Ice Cream PLC, Senior Secured Notes	5.500%	5/15/20	140,000	GBP	213,387	(b)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	1,080,000	AUD	816,558	(b)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,280,000		1,267,200	(b)
Tonon Bioenergia S.A., Senior Notes	9.250%	1/24/20	1,500,000		449,250	(a)
Virgolino de Oliveira Finance Ltd., Senior Notes	10.500%	1/28/18	800,000		48,000	(a)(g)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	1,400,000		277,200	(b)(g)

Total Food Products					11,253,707

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,220,000		1,079,700

TOTAL CONSUMER STAPLES					19,659,870

ENERGY - 13.3%
Energy Equipment & Services - 2.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,080,000		1,042,200
CGG, Senior Notes	6.500%	6/1/21	870,000		698,175
CGG, Senior Notes	6.875%	1/15/22	1,120,000		896,000
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	440,000		404,800
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	1,280,000		947,200	(b)
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	700,000		554,750
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	350,000		103,250	(b)(d)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	1,220,000		335,500	(b)(d)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	770,000		612,150	(b)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	790,000		513,500
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	1,510,000		1,217,060	(b)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	950,000		757,625
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	1,200,000		938,400	(a)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	310,000		242,420	(b)

Total Energy Equipment & Services					9,263,030

Oil, Gas & Consumable Fuels - 11.1%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	5.875%	4/15/21	1,520,000		1,586,971
Antero Resources Corp., Senior Notes	5.125%	12/1/22	1,200,000		1,158,000
Arch Coal Inc., Senior Notes	9.875%	6/15/19	1,950,000		585,000
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	710,000		555,575
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	610,000		628,300	(b)
California Resources Corp., Senior Notes	6.000%	11/15/24	890,000		785,425	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	702,000		796,770
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	290,000		282,750	(b)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	670,000		691,775
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	710,000		617,700
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	1,030,000		453,200
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	1,280,000		1,296,000

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
CrownRock LP/CrownRock Finance Inc., Senior Notes	7.750%	2/15/23	920,000	$933,800	(b)
CVR Refining LLC/Coffeyville Finance Inc., Secured Notes	6.500%	11/1/22	540,000	542,700
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	1,910,000	2,362,641
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	900,000	509,625
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	900,000	819,000	(b)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	310,000	319,300
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	1,270,000	901,700
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	860,000	602,000
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	5.500%	5/15/22	670,000	690,100	(b)
Indo Energy Finance BV, Senior Secured Notes	7.000%	5/7/18	1,450,000	1,196,250	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	530,000	421,681
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,500,000	1,342,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	12/1/24	1,470,000	1,510,278
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,730,000	1,639,175	(b)
MIE Holdings Corp., Senior Notes	7.500%	4/25/19	950,000	568,812	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	2,060,000	1,205,100	(g)
Murphy Oil USA Inc., Senior Notes	6.000%	8/15/23	960,000	1,034,400
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	1,050,000	1,181,250	(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	560,000	540,400
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	1,040,000	785,200
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	5.125%	7/15/19	670,000	659,950
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	6.875%	10/15/21	810,000	850,500
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	160,000	156,800
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	470,000	458,250
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	940,000	850,700	(b)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	840,000	562,548	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,070,000	1,086,050	(b)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	821,000	543,913	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	900,000	915,750	(b)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	1,500,000	1,477,500
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	620,000	106,950	(g)
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.000%	10/1/22	1,020,000	1,065,900
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,490,000	1,460,200
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	540,000	567,054	(b)
Samson Investment Co., Senior Notes	9.750%	2/15/20	2,070,000	579,600
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,770,000	1,725,750
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,090,000	901,975	(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	740,000	773,300
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	1,330,000	1,266,825
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	537,000	565,193
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	560,000	512,400	(b)

Total Oil, Gas & Consumable Fuels				45,630,486

TOTAL ENERGY				54,893,516

FINANCIALS - 11.9%
Banks - 5.2%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	700,000	742,000	(f)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	890,000	1,220,478	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	730,000	855,925
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,160,000	2,222,100
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,560,000	1,602,900
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	150,000	153,563	(f)(h)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	310,000	399,900	(b)(f)(h)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	670,000	795,357	(b)(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	3,820,000	3,905,950	(f)(h)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	870,000		$891,750	(f)(h)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	770,000		753,637	(f)(h)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,680,000		1,738,800	(h)
Novo Banco SA, Senior Notes	5.875%	11/9/15	400,000	EUR	434,079	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,347,000		1,703,955	(f)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	740,000		824,546
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	510,000		619,434
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,750,000	AUD	2,441,651	(a)(f)

Total Banks					21,306,025

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	520,000		651,950
Navient Corp., Senior Notes	5.875%	10/25/24	2,040,000		1,912,500
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,060,000		1,179,250
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	890,000		636,350	(b)

Total Consumer Finance					4,380,050

Diversified Financial Services - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	590,000		611,388	(b)
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	2,020,000		2,098,275	(b)
Boats Investments BV, Secured Notes	11.000%	3/31/17	2,594,245	EUR	808,944	(a)(e)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,000,000		1,220,000
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,000,000		2,542,500
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	1,630,000	EUR	1,886,298	(b)

Total Diversified Financial Services					9,167,405

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	600,000		633,000	(b)
Genworth Holdings Inc., Senior Notes	7.700%	6/15/20	390,000		416,325

Total Insurance					1,049,325

Real Estate Investment Trusts (REITs) - 1.5%
CB Richard Ellis Services Inc., Senior Notes	5.250%	3/15/25	2,100,000		2,262,750
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	1,270,000		1,301,750
Geo Group Inc., Senior Notes	5.875%	10/15/24	1,160,000		1,212,200
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	1,450,000		1,464,500	(a)

Total Real Estate Investment Trusts (REITs)					6,241,200

Real Estate Management & Development - 1.6%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,590,000		1,399,200
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	660,000		658,350
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,370,000		1,441,925	(b)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,040,000		1,094,600	(b)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	549,585	GBP	809,604	(a)
Yuzhou Properties Co., Ltd., Senior Bonds	8.750%	10/4/18	1,400,000		1,344,000	(a)

Total Real Estate Management & Development					6,747,679

TOTAL FINANCIALS					48,891,684

HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 0.6%
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	2,590,000		2,547,912

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - 3.3%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	826,000		$929,250
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	490,000		510,825
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	1,380,000		1,442,100	(d)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	2,690,000		2,831,225	(b)
HCA Inc., Senior Secured Notes	5.000%	3/15/24	490,000		520,625
HomeVi SAS, Senior Secured Bonds	6.875%	8/15/21	2,140,000	EUR	2,456,356	(b)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	1,620,000		1,688,850
Kindred Healthcare Inc., Senior Secured Notes	8.750%	1/15/23	390,000		429,000	(b)
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	1,390,000	EUR	1,565,591	(b)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,430,000		1,258,400

Total Health Care Providers & Services					13,632,222

Pharmaceuticals - 1.2%
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	1,000,000		1,043,750	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,020,000		1,031,475	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,250,000		1,265,625	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,420,000		1,473,250	(b)

Total Pharmaceuticals					4,814,100

TOTAL HEALTH CARE					20,994,234

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.3%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,900,000		1,624,500	(b)
Ducommun Inc., Senior Notes	9.750%	7/15/18	1,420,000		1,508,750
Erickson Inc., Secured Notes	8.250%	5/1/20	1,402,000		1,138,424
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	470,000		475,875	(b)
Triumph Group Inc., Senior Notes	5.250%	6/1/22	460,000		454,250

Total Aerospace & Defense					5,201,799

Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	1,530,000		1,625,625	(b)

Airlines - 2.0%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	330,000		347,143	(b)
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	768,236		854,663
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	1,014,148		1,059,784	(b)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	1,422,639		1,486,658	(b)
Delta Air Lines Inc., Pass-Through Trust, Secured Notes	6.875%	5/7/19	1,151,566		1,275,359	(b)
United Airlines Inc., Pass-Through Certificates, Notes	5.500%	10/29/20	99,658		105,887
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	73,806		81,186
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	1,340,000		1,360,100
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	1,020,000		1,026,375
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	535,166		577,979

Total Airlines					8,175,134

Building Products - 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,140,000		1,040,250	(b)
Griffon Corp., Senior Notes	5.250%	3/1/22	1,860,000		1,842,051
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	650,000		578,500	(b)
USG Corp., Senior Notes	5.500%	3/1/25	510,000		521,475	(b)

Total Building Products					3,982,276

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - 1.8%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	590,000		$582,625	(b)
JM Huber Corp., Senior Notes	9.875%	11/1/19	850,000		923,313	(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,520,000		1,495,300
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	200,000	EUR	222,009	(b)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	180,000	EUR	201,240	(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	566,000		602,790	(b)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,250,000		2,334,375
West Corp., Senior Notes	5.375%	7/15/22	1,180,000		1,156,400	(b)

Total Commercial Services & Supplies					7,518,052

Construction & Engineering - 2.2%
AECOM, Senior Notes	5.875%	10/15/24	450,000		473,625	(b)
Astaldi SpA, Senior Bonds	7.125%	12/1/20	790,000	EUR	917,625	(b)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,400,000		1,071,000	(b)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	2,520,000		2,014,740	(b)
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	1,000,000	EUR	948,908	(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,540,000		1,447,600	(b)(e)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,340,000		1,323,250	(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,060,000		848,000	(b)

Total Construction & Engineering					9,044,748

Electrical Equipment - 0.7%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	820,000		852,800	(b)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	790,000		801,850	(b)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	200,000	EUR	232,577	(b)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	870,000		889,575

Total Electrical Equipment					2,776,802

Engineering & Construction - 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	530,000	EUR	565,608	(b)

Machinery - 1.2%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	730,000		755,550	(b)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,090,000		2,194,500	(b)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,000,000		1,077,500
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	470,000	EUR	535,487	(b)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	520,000		549,900	(b)

Total Machinery					5,112,937

Marine - 0.7%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	75,000		75,375	(d)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,730,000		1,747,300	(b)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,250,000		1,190,625

Total Marine					3,013,300

Professional Services - 0.1%
IHS Inc., Senior Notes	5.000%	11/1/22	570,000		575,358	(b)

Road & Rail - 1.0%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,010,000		1,030,200	(b)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	520,000		525,200	(b)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	1,980,000		2,054,250	(b)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	640,000		560,000	(b)

Total Road & Rail					4,169,650

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - 0.8%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	1,160,000		$1,212,200	(b)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	880,000		941,600	(b)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,000,000		1,035,000

Total Trading Companies & Distributors					3,188,800

Transportation - 1.0%
CMA CGM, Senior Notes	8.875%	4/15/19	1,100,000	EUR	1,233,091	(b)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,550,000		1,565,500	(b)(e)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	1,410,000		1,212,600	(b)

Total Transportation					4,011,191

TOTAL INDUSTRIALS					58,961,280

INFORMATION TECHNOLOGY - 2.3%
Electronic Equipment, Instruments & Components - 0.4%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,450,000		1,464,500

Internet Software & Services - 0.2%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	800,000		892,000

IT Services - 1.0%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	900,000		695,250	(b)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	2,579,000		2,994,864
Interactive Data Corp., Senior Notes	5.875%	4/15/19	570,000		578,550	(b)

Total IT Services					4,268,664

Software - 0.7%
ACI Worldwide Inc., Senior Notes	6.375%	8/15/20	160,000		167,800	(b)
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	1,000,000		1,067,500	(b)
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	600,000		655,500	(b)
Audatex North America Inc., Senior Notes	6.000%	6/15/21	713,000		757,562	(b)

Total Software					2,648,362

TOTAL INFORMATION TECHNOLOGY					9,273,526

MATERIALS - 8.7%
Chemicals - 0.7%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	610,000		619,150	(b)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	800,000		708,000
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	110,000		101,200
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	530,000		491,575	(b)(e)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	508,000	EUR	557,834	(b)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	510,000	EUR	594,990	(b)

Total Chemicals					3,072,749

Construction Materials - 1.5%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.625%	4/15/21	940,000		954,100	(b)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	2,450,000		2,423,050	(b)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	920,000		931,224	(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,100,000		915,750	(b)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	750,000		720,000	(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	280,000		264,600	(b)

Total Construction Materials					6,208,724

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 2.3%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	940,000		$1,010,500	(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	2,500,000		2,675,000	(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	1,170,000		1,187,550	(b)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,070,000		1,118,150	(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,590,000		1,633,725	(b)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,110,000		1,151,625
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	660,000	EUR	729,714	(b)

Total Containers & Packaging					9,506,264

Metals & Mining - 3.5%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	940,000		915,325	(b)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,180,000		1,011,850
Evraz Group SA, Notes	6.750%	4/27/18	3,390,000		3,193,380	(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	500,000		513,310	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	540,000		466,425	(b)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	1,639,000		1,216,957	(b)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,220,000		91,500	(b)(d)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	1,899		0	(b)(c)(d)(i)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	650,000		632,125	(b)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	1,080,000		1,093,500
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	880,000	EUR	993,823	(b)(e)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,480,000		1,605,800	(b)(e)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	780,000		668,850	(b)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	1,140,000		986,100
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	300,000		310,500
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	790,000		762,350	(b)

Total Metals & Mining					14,461,795

Paper & Forest Products - 0.7%
Appvion Inc., Secured Notes	9.000%	6/1/20	2,100,000		1,391,250	(b)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	1,370,000		1,284,375

Total Paper & Forest Products					2,675,625

TOTAL MATERIALS					35,925,157

TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 3.8%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,190,000		1,069,453	(b)
CCOH Safari LLC, Senior Bonds	5.500%	12/1/22	1,290,000		1,322,250
CCOH Safari LLC, Senior Bonds	5.750%	12/1/24	1,350,000		1,393,875
CenturyLink Inc., Senior Notes	5.800%	3/15/22	1,420,000		1,485,675
CenturyLink Inc., Senior Notes	6.750%	12/1/23	480,000		530,400
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,540,000		1,543,850	(b)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	700,000		704,550	(b)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	970,000		919,075
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,090,000		1,125,425
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	2,230,000		2,391,675
Oi SA, Senior Notes	5.750%	2/10/22	950,000		784,225	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	550,000		485,925	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Telecommunication Services - (continued)
Unitymedia KabelBW GmbH, Senior Secured Notes	9.500%	3/15/21	910,000	EUR	$1,113,018	(b)
Windstream Corp., Senior Notes	7.500%	4/1/23	410,000		393,600
Ziggo Bond Finance BV, Senior Notes	5.875%	1/15/25	410,000		431,013	(b)

Total Diversified Telecommunication Services					15,694,009

Wireless Telecommunication Services - 4.7%
Altice Financing SA, Senior Secured Notes	7.875%	12/15/19	1,000,000		1,065,000	(b)
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	150,000	EUR	171,166	(b)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,160,000		1,200,600	(b)
Altice Finco SA, Senior Notes	7.625%	2/15/25	730,000		751,900	(b)
GTP Acquisition Partners I LLC, Secured Notes	7.628%	6/15/16	780,000		824,850	(b)
Matterhorn Midco & Cy SCA, Senior Notes	7.750%	2/15/20	1,110,000	EUR	1,271,704	(b)
Play Finance 1 SA, Senior Secured Bonds	6.500%	8/1/19	570,000	EUR	650,739	(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,040,000		1,881,900
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,165,000		2,246,188
Sprint Corp., Senior Notes	7.875%	9/15/23	3,750,000		3,843,750
Sprint Corp., Senior Notes	7.625%	2/15/25	750,000		750,000
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,730,000		1,777,039
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	3,090,000		2,947,087	(b)

Total Wireless Telecommunication Services					19,381,923

TOTAL TELECOMMUNICATION SERVICES					35,075,932

UTILITIES - 2.1%
Electric Utilities - 1.0%
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	108,237		114,731
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	2,397,000		2,588,760
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	235,174		236,938
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	1,300,000	EUR	1,439,411	(b)

Total Electric Utilities					4,379,840

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	1,140,000		1,171,350

Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp., Senior Secured Notes	6.000%	1/15/22	1,540,000		1,655,500	(b)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	570,000		571,425	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	974,294		1,068,070

Total Independent Power and Renewable Electricity Producers					3,294,995

TOTAL UTILITIES					8,846,185

TOTAL CORPORATE BONDS & NOTES (Cost - $376,274,074)					354,021,944

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - 0.3%
Dryden Senior Loan Fund, 2013-26A E	4.753%	7/15/25	500,000		$445,500	(b)(f)
Treman Park CLO LLC, 2015-1A E	4.121%	4/20/27	1,000,000		965,000	(b)(c)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,424,504)					1,410,500

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.1%
Chemicals - 0.0%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	440,000		403,425

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	553,080		406,514	(b)(d)(e)

TOTAL MATERIALS					809,939

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,869,600	MXN	220,623	(b)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,264,239)					1,030,562

SENIOR LOANS - 3.2%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,160,000		1,177,400	(j)(k)

Specialty Retail - 0.6%
Camping World Inc., Term Loan	5.750%	2/20/20	1,828,750		1,846,467	(j)(k)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	720,000		550,350	(j)(k)

Total Specialty Retail					2,396,817

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	720,000		668,400	(j)(k)

TOTAL CONSUMER DISCRETIONARY					4,242,617

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	580,000		584,350	(j)(k)

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	1,290,000		1,289,194	(d)(j)(k)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,700,000		1,685,125	(j)(k)

TOTAL HEALTH CARE					2,974,319

MATERIALS - 0.5%
Chemicals - 0.5%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	600,000	EUR	656,440	(j)(k)
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	1,159,091		1,190,966	(j)(k)

Total Chemicals					1,847,406

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 0.0%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	—	6/30/19	174,557		$158,286	(l)

TOTAL MATERIALS					2,005,692

UTILITIES - 0.9%
Electric Utilities - 0.3%
Panda Temple Power LLC, 2015 Term Loan B	—	3/4/22	1,000,000		990,000	(l)

Independent Power and Renewable Electricity Producers - 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	701,546		705,346	(j)(k)
TPF II Power LLC, Term Loan B	5.500%	10/2/21	1,785,525		1,810,821	(j)(k)

Total Independent Power and Renewable Electricity Producers					2,516,167

TOTAL UTILITIES					3,506,167

TOTAL SENIOR LOANS (Cost - $13,464,410)					13,313,145

SOVEREIGN BONDS - 2.9%
Brazil - 0.4%
Federative Republic of Brazil, Notes	10.000%	1/1/17	4,892,000	BRL	1,460,770

Mexico - 1.6%
United Mexican States, Bonds	6.500%	6/9/22	95,765,000	MXN	6,578,349

Venezuela - 0.9%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	1,500,000		525,000	(a)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	8,891,000		3,245,215	(a)

Total Venezuela					3,770,215

TOTAL SOVEREIGN BONDS (Cost - $17,456,171)					11,809,334

			SHARES
COMMON STOCKS - 3.2%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Ford Motor Co.			77,446		1,249,978
General Motors Co.			8,461		317,288

Total Automobiles					1,567,266

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			90,995		0	*(c)(d)(i)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6		165,371	*(d)

TOTAL CONSUMER DISCRETIONARY					1,732,637

ENERGY - 0.8%
Energy Equipment & Services - 0.8%
KCAD Holdings I Ltd.			395,216,044		3,434,822	*(c)(d)

FINANCIALS - 1.1%
Banks - 1.1%
Citigroup Inc.			57,244		2,949,211
JPMorgan Chase & Co.			24,291		1,471,549

TOTAL FINANCIALS					4,420,760

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY			SHARES	VALUE
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Physiotherapy Associates Holdings Inc.			17,200	$1,427,600	*(c)(d)

INDUSTRIALS - 0.5%
Marine - 0.5%
DeepOcean Group Holding AS			111,638	1,497,847	*(c)(d)
Horizon Lines Inc., Class A Shares			781,280	507,832	*(d)

TOTAL INDUSTRIALS				2,005,679

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			512,776	54,448	*(c)

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			10,212	10	*(d)

TOTAL COMMON STOCKS (Cost - $15,631,963)				13,075,956

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $390,000)	6.000%		3,900	173,472

PREFERRED STOCKS - 1.8%
FINANCIALS - 1.8%
Consumer Finance - 1.4%
GMAC Capital Trust I	8.125%		220,925	5,799,281	(f)

Diversified Financial Services - 0.4%
Citigroup Capital XIII	7.875%		56,875	1,508,325	(f)

TOTAL PREFERRED STOCKS (Cost - $7,205,238)				7,307,606

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	3,438	240,660	*(b)
Jack Cooper Holdings Corp.		5/6/18	1,123	78,610	*(b)

TOTAL WARRANTS (Cost - $61,397)				319,270

			NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
iShares iBoxx High Yield Corp., Put @ $88.00 (Cost - $58,644)		4/17/15	108,600	16,290	(c)

TOTAL INVESTMENTS - 97.6% (Cost - $433,230,640#)				402,478,079
Other Assets in Excess of Liabilities - 2.4%				9,804,134

TOTAL NET ASSETS - 100.0%				$412,282,213

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of March 31, 2015.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of March 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$58,961,532	$2,539,028		$61,500,560
Industrials	—	51,133,289	7,827,991		58,961,280
Materials	—	35,925,157	0	*	35,925,157
Utilities	—	6,020,487	2,825,698		8,846,185
Other corporate bonds & notes	—	188,788,762	—		188,788,762
Asset-backed securities	—	445,500	965,000		1,410,500
Convertible bonds & notes	—	1,030,562	—		1,030,562
Senior loans:
Health care	—	1,289,194	1,685,125		2,974,319
Other senior loans	—	10,338,826	—		10,338,826
Sovereign bonds	—	11,809,334	—		11,809,334
Common stocks:
Consumer discretionary	$1,567,266	165,371	0	*	1,732,637
Energy	—	—	3,434,822		3,434,822
Health care	—	—	1,427,600		1,427,600
Industrials	507,832	—	1,497,847		2,005,679
Materials	—	54,448	—		54,448
Other common stocks	4,420,770	—	—		4,420,770
Convertible preferred stocks	—	173,472	—		173,472
Preferred stocks	7,307,606	—	—		7,307,606
Warrants	—	319,270	—		319,270
Purchased options	—	16,290	—		16,290

Total investments	$13,803,474	$366,471,494	$22,203,111		$402,478,079

Other financial instruments:
Forward foreign currency contracts	—	$1,738,945	—		$1,738,945

Total	$13,803,474	$368,210,439	$22,203,111		$404,217,024

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$145,046	—	—		$145,046
Forward foreign currency contracts	—	$4,713	—		4,713

Total	$145,046	$4,713	—		$149,759

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

For the six months ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2015, securities valued at $54,448 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES						SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES	ASSET-BACKED SECURITIES	HEALTH CARE	TOTAL
Balance as of December 31, 2014	$2,501,140	—	$0	*	$0 *	—	—	$2,501,140
Accrued premiums/discounts	7,219	—	—		—	—	—	7,219
Realized gain (loss)(1)	—	—	—		(468,295)	—	—	(468,295)
Change in unrealized appreciation (depreciation)(2)	27,633	—	—		473,181	$(7,425)	—	493,389
Purchases	3,036	—	—		—	972,425	—	975,461
Sales	—	—	—		(4,886)	—	—	(4,886)
Transfers into Level 3(3)	—	$7,827,991	—		2,825,698	—	$1,685,125	12,338,814
Transfers out of Level 3	—	—	—		—	—	—	—

Balance as of March 31, 2015	$2,539,028	$7,827,991	$0	*	$2,825,698	$965,000	$1,685,125	$15,842,842

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015(2)	$27,633	—	—		—	$(7,425)	$—	$20,208

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of December 31, 2014	$0	*	$814,540	$1,427,600	$2,733,859	$12,064	$4,988,063
Accrued premiums/discounts	—		—	—	—	—	—
Realized gain (loss)	—		—	—	—	—	—
Change in unrealized appreciation (depreciation)(2)	—		2,620,282	—	(1,236,012)	42,384	1,426,654
Purchases	—		—	—	—	—	—
Sales	—		—	—	—	—	—
Transfers into Level 3	—		—	—	—		—
Transfers out of Level 3(4)	—		—	—	—	(54,448)	(54,448)

Balance as of March 31, 2015	$0	*	$3,434,822	$1,427,600	$1,497,847	—	$6,360,269

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015(2)	—		$2,620,282	—	$(1,236,012)	—	$1,384,270

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(3)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(4)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,545,298
Gross unrealized depreciation	(42,297,859)

Net unrealized depreciation	$(30,752,561)

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	84	6/15	$10,683,079	$10,828,125	$(145,046)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	611,174	GBP	406,233	BNP Paribas	5/13/15	$8,733
USD	768,894	EUR	680,000	Bank of America N.A.	5/13/15	37,330
EUR	1,100,000	USD	1,160,193	Citibank N.A.	5/13/15	23,221
USD	854,920	AUD	1,100,000	Citibank N.A.	5/13/15	19,066
USD	6,783,815	EUR	5,936,577	Citibank N.A.	5/13/15	397,064
USD	394,655	EUR	360,000	Citibank N.A.	5/13/15	7,356
USD	3,519,464	GBP	2,308,632	Citibank N.A.	5/13/15	95,775
USD	6,190,173	EUR	5,412,755	Goldman Sachs & Co.	5/13/15	366,965
USD	1,142,880	EUR	997,042	JPMorgan Chase & Co.	5/13/15	70,231
EUR	237,293	USD	260,000	UBS AG	5/13/15	(4,713)
USD	10,200,169	EUR	8,924,407	UBS AG	5/13/15	599,018
USD	4,254,912	GBP	2,792,138	UBS AG	5/13/15	114,186

Total						$1,734,232

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015